Guarantor Financials	12 Months Ended
Sep. 30, 2011
Schedule Of Condensed Financial Statements [Abstract]
Guarantor Financials
Condensed Financial Statements of Guarantors
On February 3, 2012, the Company issued senior notes (the "Notes") in an aggregate principal amount of $775.0 to Ralcorp pursuant to a contribution agreement in connection with the internal reorganization. The Notes were issued pursuant to an indenture dated as of February 3, 2012 among the Company, Post Foods, LLC, as guarantor, and Wells Fargo Bank, National Association, as trustee. Interest payments on the Notes are due semi-annually each February 15 and August 15, with the first interest payment due on August 15, 2012. The maturity date of the Notes is February 15, 2022.

The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future domestic subsidiaries, the "Guarantors." Our foreign subsidiaries, the "Non-Guarantors," will not guarantee the notes. These guarantees are subject to release in limited circumstances (only upon the occurrence of certain customary conditions).
Set forth below are the condensed combining financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Post Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a combined basis. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries. For periods prior to February 3, 2012, the Parent Company had no operations and therefore no financial information is presented for those periods.
POST CEREALS BUSINESS
 COMBINED STATEMENTS OF OPERATIONS (CONDENSED)

	Year Ended September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$921.2	$68.5	$(21.5)	$968.2
Cost of goods sold	—	482.8	55.3	(21.5)	516.6
Gross Profit	—	438.4	13.2	—	451.6

Selling, general and administrative expenses	—	223.8	15.7	—	239.5
Amortization of intangible assets	—	12.6	—	—	12.6
Impairment of goodwill and other intangible assets	—	566.5	—	—	566.5
Other operating expenses, net	—	1.5	0.1	—	1.6
Operating Loss	—	(366.0)	(2.6)	—	(368.6)

Intercompany interest expense	—	47.5	4.0	—	51.5
Other expense	—	13.1	(2.6)	—	10.5
Loss before Income Taxes	—	(426.6)	(4.0)	—	(430.6)
Income tax benefit	—	(5.3)	(1.0)	—	(6.3)
Net Loss	$—	$(421.3)	$(3.0)	$—	$(424.3)
Total Comprehensive Loss	$—	$(426.5)	$(2.0)	$—	$(428.5)

POST CEREALS BUSINESS
 COMBINED STATEMENTS OF OPERATIONS (CONDENSED)

	Year Ended September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$958.9	$64.3	$(26.5)	$996.7
Cost of goods sold	—	522.4	57.8	(26.5)	553.7
Gross Profit	—	436.5	6.5	—	443.0

Selling, general and administrative expenses	—	215.3	3.5	—	218.8
Amortization of intangible assets	—	12.7	—	—	12.7
Impairment of goodwill and other intangible assets	—	19.4	—	—	19.4
Other operating expenses, net	—	1.3	—	—	1.3
Operating Profit	—	187.8	3.0	—	190.8

Intercompany interest expense	—	47.6	3.9	—	51.5
Other expense	—	—	(2.2)	—	(2.2)
Earnings before Income Taxes	—	140.2	1.3	—	141.5
Income tax provision	—	48.7	0.8	—	49.5
Net Earnings	$—	$91.5	$0.5	$—	$92.0
Total Comprehensive Income	$—	$88.1	$2.2	$—	$90.3

POST CEREALS BUSINESS
 COMBINED STATEMENTS OF OPERATIONS (CONDENSED)

	Year Ended September 30, 2009
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$1,020.3	$84.5	$(32.7)	$1,072.1
Cost of goods sold	—	537.4	66.1	(32.7)	570.8
Gross Profit	—	482.9	18.4	—	501.3

Selling, general and administrative expenses	—	253.1	19.6	—	272.7
Amortization of intangible assets	—	12.6	—	—	12.6
Other operating expenses, net	—	0.5	0.3	—	0.8
Operating Profit (Loss)	—	216.7	(1.5)	—	215.2

Intercompany interest expense	—	54.5	3.8	—	58.3
Earnings (Loss) before Income Taxes	—	162.2	(5.3)	—	156.9
Income tax provision (benefit)	—	57.4	(1.6)	—	55.8
Net Earnings (Loss)	$—	$104.8	$(3.7)	$—	$101.1
Total Comprehensive Income (Loss)	$—	$104.2	$(6.0)	$—	$98.2

POST CEREALS BUSINESS
COMBINED BALANCE SHEETS (CONDENSED)

	September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$1.7	$—	$1.7
Receivable from Ralcorp	—	41.3	—	—	41.3
Receivables, net	—	1.3	8.8	—	10.1
Inventories	—	60.4	6.2	—	66.6
Deferred income taxes	—	3.6	0.2	—	3.8
Prepaid expenses and other current assets	—	3.2	0.8	—	4.0
Intercompany notes receivable	—	—	7.8	—	7.8
Total Current Assets	—	109.8	25.5	—	135.3

Property, net	—	357.9	54.2	—	412.1
Goodwill	—	1,359.9	6.3	—	1,366.2
Other intangible assets, net	—	748.6	—	—	748.6
Investment in partnership	—	—	60.2	—	60.2
Other assets	—	0.8	3.1	(3.1)	0.8
Total Assets	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Short-term intercompany debt	$—	$—	$68.0	$—	$68.0
Accounts payable	—	24.8	4.0	—	28.8
Other current liabilities	—	31.1	6.4	—	37.5
Total Current Liabilities	—	55.9	78.4	—	134.3

Long-term intercompany debt	—	664.5	52.0	—	716.5
Deferred income taxes	—	335.9	—	(3.1)	332.8
Other liabilities	—	96.8	8.1	—	104.9
Total Liabilities	—	1,153.1	138.5	(3.1)	1,288.5

Total Ralcorp Equity	—	1,423.9	10.8	—	1,434.7
Total Liabilities and Ralcorp Equity	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

POST CEREALS BUSINESS
COMBINED BALANCE SHEETS (CONDENSED)

	September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$4.8	$—	$4.8
Receivables, net	—	54.2	11.8	—	66.0
Inventories	—	64.1	6.3	—	70.4
Deferred income taxes	—	3.3	0.2	—	3.5
Prepaid expenses and other current assets	—	1.9	0.4	—	2.3
Total Current Assets	—	123.5	23.5	—	147.0

Property, net	—	386.4	59.5	—	445.9
Goodwill	—	1,787.7	6.4	—	1,794.1
Other intangible assets, net	—	899.9	—	—	899.9
Investment in partnership	—	—	60.8	—	60.8
Other assets	—	0.3	2.0	(2.0)	0.3
Total Assets	$—	$3,197.8	$152.2	$(2.0)	$3,348.0

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Accounts payable	$—	$30.8	$5.3	$—	$36.1
Other current liabilities	—	31.9	6.2	—	38.1
Total Current Liabilities	—	62.7	11.5	—	74.2

Long-term intercompany debt	—	664.5	52.0	—	716.5
Deferred income taxes	—	406.9	—	(2.0)	404.9
Other liabilities	—	82.8	7.9	—	90.7
Total Liabilities	—	1,216.9	71.4	(2.0)	1,286.3

Total Ralcorp Equity	—	1,980.9	80.8	—	2,061.7
Total Liabilities and Ralcorp Equity	$—	$3,197.8	$152.2	$(2.0)	$3,348.0

POST CEREALS BUSINESS
 COMBINED STATEMENTS OF CASH FLOWS (CONDENSED)

	Year Ended September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided (Used) by Operating Activities	$—	$144.6	$(0.8)	$—	$143.8

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(12.5)	(2.4)	—	(14.9)
Net Cash Used by Investing Activities	—	(12.5)	(2.4)	—	(14.9)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	(132.1)	(60.2)	—	(192.3)
Changes in intercompany debt	—	—	60.2	—	60.2
Net Cash Used by Financing Activities	—	(132.1)	—	—	(132.1)
Effect of Exchange Rate Changes on Cash	—	—	0.1	—	0.1

Net Decrease in Cash and Cash Equivalents	—	—	(3.1)	—	(3.1)
Cash and Cash Equivalents, Beginning of Year	—	—	4.8	—	4.8
Cash and Cash Equivalents, End of Year	$—	$—	$1.7	$—	$1.7

	Year Ended September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided by Operating Activities	$—	$132.7	$2.9	$—	$135.6

Cash Flows from Investing Activities					—
Additions to property and intangible assets	—	(19.9)	(4.4)	—	(24.3)
Net Cash Used by Investing Activities	—	(19.9)	(4.4)	—	(24.3)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	(112.8)	0.4	—	(112.4)
Net Cash (Used) Provided by Financing Activities	—	(112.8)	0.4	—	(112.4)
Effect of Exchange Rate Changes on Cash	—	—	0.2	—	0.2

Net Decrease in Cash and Cash Equivalents	—	—	(0.9)	—	(0.9)
Cash and Cash Equivalents, Beginning of Year	—	—	5.7	—	5.7
Cash and Cash Equivalents, End of Year	$—	$—	$4.8	$—	$4.8

POST CEREALS BUSINESS
 COMBINED STATEMENTS OF CASH FLOWS (CONDENSED)

	Year Ended September 30, 2009
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided by Operating Activities	$—	$207.4	$13.7	$—	$221.1

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(25.5)	(11.2)	—	(36.7)
Proceeds from sale of property	—	(0.9)	0.9	—	—
Net Cash Used by Investing Activities	—	(26.4)	(10.3)	—	(36.7)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	119.0	(2.3)	—	116.7
Changes in intercompany debt	—	(300.0)	—	—	(300.0)
Net Cash Used by Financing Activities	—	(181.0)	(2.3)	—	(183.3)
Effect of Exchange Rate Changes on Cash		—	1.4		1.4

Net Increase in Cash and Cash Equivalents	—	—	2.5	—	2.5
Cash and Cash Equivalents, Beginning of Year	—	—	3.2	—	3.2
Cash and Cash Equivalents, End of Year	$—	$—	$5.7	$—	$5.7